Business Combinations (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Business Combinations [Abstract]
Revenues	$ 7,880,467	$ 8,496,687
Net income (loss)	$ (1,837,096)	$ (504,113)
Net income (loss) per common share, basic and diluted	$ (0.07)	$ (0.03)